VIA EDGAR

May 28, 2020

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, DC 20549

RE:	Axonic Funds, on behalf of the Axonic Strategic Income Fund (the “Fund”)

File Nos. 333-234244, 811-23483

Ladies and Gentlemen:

Pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”) and Rule 485(a) thereunder; (2) the Investment Company Act of 1940, as amended (the “Investment Company Act”); and (3) Regulation S-T, please find Post-Effective Amendment No. 1 to the Registration Statement of the Fund (“Amendment”) under the Securities Act (Amendment No. 3 under the Investment Company Act) on Form N-1A.

The Amendment is being filed pursuant to Rule 485(a) of the Securities Act for the purpose of: (1) introducing the offering of Class A shares of the Fund; and (2) making certain other related changes. The Amendment contains a Prospectus and Statement of Additional Information for the Fund, Part C, and the signature page.

The Fund previously submitted its registration statement on Form N-1/A on December 23, 2019, which was declared effective on December 30, 2019. In addition, we note that an earlier filing on N-1A (filed October 17, 2019) included Class A shares of the Fund, and, while the share class was removed in subsequent filings and never became effective, the staff reviewed and provided comments on the October 17, 2019 N-1A filing that included the Class A shares and substantially similar disclosure to the disclosure in the Amendment. In light of these prior filings and the limited nature of the Amendment, we respectfully request that the Staff provide a review limited only to the changes described above.

If you have any questions or comments, please contact the undersigned at 336-607-7512. Thank you for your consideration.

Sincerely,

/s/ Jeffrey T. Skinner

Jeffrey T. Skinner

cc:	Clayton DeGiacinto, President

520 Madison Avenue, 42nd Floor

New York, New York 10022